LORD ABBETT INVESTMENT TRUST

30 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-4804

April 2, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Investment Trust (the “Registrant”)
1933 Act File No. 033-68090
1940 Act File No. 811-07988

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus contained in Post-Effective Amendment No. 104 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on March 28, 2025.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2279.

Sincerely yours,

/s/ Brooke A. Fapohunda

Brooke A. Fapohunda

Vice President, Secretary, and Chief Legal Officer

Lord Abbett Funds